SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	7,540	5,012	301
Share-based payments	575	387	65
Professional services	1,626	1,778	947
Samples	—	1,569	—
Travel and related expenses	1,822	2,236	81
Office-related expenses	495	395	86
Other	428	637	75
	12,486	12,014	1,555